UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

GOLDMAN SACHS FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations—36.9%
Asset-Backed
Cafco LLC
$50,000,000	3.59%	10/18/2005	$49,915,236
100,000,000	3.72	11/14/2005	99,545,333
100,000,000	3.74	12/09/2005	99,283,167
Chariot Funding LLC
126,195,000	3.51	10/17/2005	125,998,136
Ciesco LLC
50,000,000	3.58	10/18/2005	49,915,472
75,000,000	3.58	10/19/2005	74,865,750
145,000,000	3.59	10/24/2005	144,667,426
100,000,000	3.72	11/14/2005	99,545,944
Citibank Credit Card Issuance Trust (Dakota Corp.)
50,000,000	3.64	10/03/2005	49,989,889
100,000,000	3.59	10/25/2005	99,760,667
220,000,000	3.80	11/22/2005	218,792,444
CRC Funding LLC
50,000,000	3.73	11/15/2005	49,766,875
200,000,000	3.72	11/18/2005	199,008,000
100,000,000	3.73	11/21/2005	99,471,583
100,000,000	3.74	11/21/2005	99,470,167
90,000,000	3.74	11/22/2005	89,513,800
100,000,000	3.73	12/07/2005	99,305,806
100,000,000	3.74	12/09/2005	99,283,167
Curzon Funding LLC
31,000,000	3.54	10/20/2005	30,942,082
145,000,000	3.90	12/22/2005	143,711,917
Edison Asset Securitization Corp.
56,961,000	3.24	10/03/2005	56,950,747
245,000,000	3.69	12/06/2005	243,342,575
100,000,000	3.69	12/13/2005	99,251,750
245,000,000	3.72	01/17/2006	242,265,800
102,036,000	3.78	03/06/2006	100,364,650
Falcon Asset Securitization Corp.
51,479,000	3.51	10/17/2005	51,398,693
FCAR Owner Trust Series I
65,000,000	3.52	10/05/2005	64,974,578
100,000,000	3.70	11/15/2005	99,537,500
80,000,000	3.78	12/02/2005	79,479,200
145,000,000	3.72	12/05/2005	144,026,083
190,000,000	3.72	12/07/2005	188,684,567
93,000,000	3.84	12/15/2005	92,256,000
224,000,000	3.85	12/15/2005	222,203,333
80,000,000	3.86	12/15/2005	79,356,667
Ford Credit Floor Plan Master Owner Trust (Motown)
175,000,000	3.49	10/04/2005	174,949,104
68,200,000	3.51	10/12/2005	68,126,855
76,000,000	3.54	10/17/2005	75,880,427
35,000,000	3.56	10/18/2005	34,941,161
84,000,000	3.56	10/20/2005	83,842,173
50,000,000	3.66	10/28/2005	49,862,750
Fountain Square Commercial Funding Corp.
50,000,000	3.54	10/19/2005	49,911,500
55,000,000	3.93	12/22/2005	54,507,658

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Govco, Inc.
$44,700,000	3.53%	10/11/2005	$44,656,169
200,000,000	3.54	10/21/2005	199,606,667
50,000,000	3.70	11/17/2005	49,758,472
95,000,000	3.72	11/18/2005	94,528,800
135,000,000	3.74	11/23/2005	134,256,675
50,000,000	3.73	12/08/2005	49,647,722
50,000,000	3.80	03/06/2006	49,176,667
Jupiter Securitization Corp.
51,474,000	3.56	10/25/2005	51,351,835
101,946,000	3.67	11/03/2005	101,603,037
41,482,000	3.69	11/14/2005	41,294,916
Kittyhawk Funding Corp.
151,147,000	3.57	10/27/2005	150,757,293
Park Granada LLC
245,000,000	3.91	10/03/2005	244,946,780
240,000,000	3.81	10/31/2005	239,238,000
Business Credit Institution
General Electric Capital Corp.
400,000,000	3.71	11/17/2005	398,062,556
Chemicals & Allied Products
The Proctor & Gamble Co.
42,500,000	3.89	12/21/2005	42,128,019
Commercial Banks
Bank of America Corp.
100,000,000	3.55	10/24/2005	99,773,194
250,000,000	3.92	03/01/2006	245,889,445
Security and Commodity Brokers, Dealers and Services
Bear Stearns Cos., Inc.
679,000,000	3.92	10/03/2005	678,852,129
Morgan Stanley
160,065,000	3.91	10/03/2005	160,030,230
495,000,000	3.86	11/09/2005	492,930,075

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$7,947,355,313

Bank Notes—2.4%
Bank of America Corp.
$226,100,000	4.22%	08/30/2006	$226,100,000
World Savings Bank FSB
285,000,000	3.54	10/17/2005	285,000,000

TOTAL BANK NOTES			$511,100,000

Certificates of Deposit—7.9%
Bank of New York
$147,000,000	3.70%	05/10/2006	$147,000,000
Citibank, N.A.
295,000,000	3.75	11/18/2005	295,000,000
235,000,000	3.78	11/23/2005	235,000,000

GOLDMAN SACHS FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit (continued)
Marshall & Ilsley Bank
$96,000,000	3.77%	06/19/2006	$96,000,000
National City Bank of Indiana
208,000,000	3.77	03/29/2006	208,004,981
Regions Bank
273,000,000	3.36	10/31/2005	273,000,000
Suntrust Bank
335,000,000	3.35	10/24/2005	335,000,000
Wells Fargo Bank
123,000,000	4.08	07/31/2006	123,000,000

TOTAL CERTIFICATES OF DEPOSIT			$1,712,004,981

Master Demand Note—1.7%
Bank of America Securities LLC
$365,000,000	4.02%	11/02/2005	$365,000,000

Medium Term Note—0.1%
Citigroup, Inc.
$26,000,000	6.75%	12/01/2005	$26,169,152

U.S. Government Agency Obligations(a)—17.6%
Federal Home Loan Bank
$250,000,000	3.59%	10/02/2005	$249,891,424
210,000,000	3.41	10/03/2005	209,999,423
275,000,000	3.41	10/05/2005	274,998,332
190,000,000	3.67	11/16/2005	189,923,290
Federal Home Loan Mortgage Corp.
909,125,000	3.51	10/07/2005	909,125,000
245,000,000	3.70	11/07/2005	245,000,000
Federal National Mortgage Association
200,000,000	3.39	10/03/2005	199,999,285
120,000,000	3.57	10/07/2005	119,918,581
400,000,000	3.73	10/29/2005	399,942,534
435,000,000	3.62	11/06/2005	434,885,750
350,000,000	3.72	11/22/2005	349,865,547
200,000,000	3.65	12/07/2005	199,861,588

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$3,783,410,754

Variable Rate Obligations(a)—18.3%
Allstate Life Global Funding II
$50,000,000	3.79%	10/17/2005	$50,000,000
70,000,000	3.83	10/17/2005	70,000,000
American Express Bank FSB
100,000,000	3.74	10/13/2005	100,027,945
American Express Centurion Bank
100,000,000	3.73	10/17/2005	100,000,000
100,000,000	3.83	10/24/2005	100,027,645
105,000,000	3.80	10/28/2005	105,000,000
American Express Credit Corp.
70,000,000	3.76	10/05/2005	70,000,000
45,000,000	3.86	10/24/2005	45,007,275

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations (continued)
BellSouth Telecommunications, Inc.
$200,000,000	3.82%	12/05/2005	$200,000,000
Eli Lilly Services, Inc.
75,000,000	3.66	10/03/2005	75,000,000
First Union National Bank
17,000,000	4.14	10/17/2005	17,028,384
General Electric Capital Corp.
156,000,000	3.80	10/11/2005	156,000,000
Hartford Life Insurance Co.(b)
100,000,000	3.82	10/03/2005	100,000,000
Merrill Lynch & Co., Inc.
100,000,000	3.63	10/03/2005	100,000,764
125,000,000	3.71	10/04/2005	125,000,000
23,260,000	4.02	10/13/2005	23,289,193
100,000,000	3.75	10/17/2005	100,000,000
91,300,000	3.67	10/19/2005	91,378,577
110,000,000	3.84	10/21/2005	110,204,196
8,405,000	3.83	10/27/2005	8,422,289
113,000,000	4.09	12/19/2005	113,254,095
Metropolitan Life Global Funding I
85,000,000	3.91	10/28/2005	85,000,000
Monumental Life Insurance Co.(b)
55,000,000	3.84	10/01/2005	55,000,000
120,000,000	3.84	10/03/2005	120,000,000
Morgan Stanley
100,000,000	4.02	10/03/2005	100,000,000
25,000,000	3.71	10/04/2005	25,000,000
150,000,000	3.87	10/27/2005	150,000,000
New York Life Insurance Co.(b)
225,000,000	3.53	10/01/2005	225,000,000
25,000,000	3.57	10/01/2005	25,000,000
50,000,000	3.57	11/25/2005	50,000,000
Pacific Life Insurance Co.
100,000,000	3.70	10/04/2005	100,000,000
50,000,000	3.76	10/13/2005	50,000,000
Suntrust Bank
245,000,000	3.79	10/27/2005	245,000,000
Travelers Insurance Co.(b)
150,000,000	3.76	10/28/2005	150,000,000
Union Hamilton Special Funding LLC
155,000,000	4.00	12/28/2005	155,000,000
US Bank, N.A.
100,000,000	3.77	10/31/2005	99,978,940
Wachovia Asset Securitization, Inc.
246,568,379	3.82	10/25/2005	246,568,379
World Savings Bank FSB
200,000,000	3.69	10/11/2005	199,995,221

TOTAL VARIABLE RATE OBLIGATIONS			$3,941,182,903

Time Deposits—3.4%
Chase Manhattan Bank, N.A.
$490,000,000	3.94%	10/03/2005	$490,000,000

GOLDMAN SACHS FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Time Deposits (continued)
Wells Fargo Bank
$250,000,000	3.94%	10/03/2005	$250,000,000

TOTAL TIME DEPOSITS			$740,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$19,026,223,103

Repurchase Agreements—Unaffiliated Issuers(c)—10.2%
Citigroup Global Markets, Inc.
$225,000,000	3.99%	10/03/2005	$225,000,000
Maturity Value: $225,074,813
225,000,000	4.04	10/03/2005	225,000,000
Maturity Value: $225,075,750
  Repurchase Agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $450,000,000, are collateralized by various corporate issues, 0.00% to 9.08%, due 01/02/2007 to 07/25/2043. The aggregate market value, including accrued interest, was $467,709,038.

Deutsche Bank Securities, Inc.
465,000,000	3.65	10/31/2005	465,000,000
Maturity Value: $469,243,125
Dated: 08/02/2005
Collateralized by Federal Home Loan Mortgage Corp., 4.50% to 7.50%, due 02/01/2018 to 02/01/2034 and Federal National Mortgage
Association, 4.00% to 7.50%, due 02/01/2018 to 10/01/2035. The aggregate market value of the collateral, including accrued interest, was $478,949,963.
Joint Repurchase Agreement Account I
198,700,000	3.32	10/03/2005	198,700,000
Maturity Value: $198,755,023
Joint Repurchase Agreement Account II
772,900,000	3.89	10/03/2005	772,900,000
Maturity Value: $773,150,742
Lehman Brothers Holdings, Inc.
25,000,000	3.35	10/03/2005	25,000,000
Maturity Value: $25,006,979
Collateralized by U.S. Treasury Notes, 4.25%, due 08/15/2014. The aggregate market value of the collateral, including accrued interest, was $25,503,586.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements—Unaffiliated Issuers (continued)
UBS Securities LLC
$25,700,000	3.37%	10/03/2005	$25,700,000
Maturity Value: $25,707,217
Collateralized by U.S. Treasury Notes, 4.00% to 4.38%, due 05/15/2007 to 09/30/2007. The aggregate market value of the collateral, including accrued interest, was $26,214,453.
UBS Securities LLC
250,000,000	3.90	10/03/2005	250,000,000
Maturity Value: $250,081,250
  Collateralized by Federal Home Loan Mortgage Corp., 0.00% to 11.50%, due 06/01/2010 to 09/01/2035 and Federal National Mortgage Association, 4.50% to 7.50%, due 09/01/2006 to 07/01/2035. The aggregate market value of the collateral, including accrued interest, was $255,000,373.

TOTAL REPURCHASE AGREEMENTS—UNAFFILIATED ISSUERS			$2,187,300,000

Repurchase Agreement—Affiliated Issuer(c)—1.4%
Goldman, Sachs & Co.
$300,000,000	3.90%	10/03/2005	$300,000,000
Maturity Value: $300,097,500
Collateralized by Federal National Mortgage Association, 5.50% to 6.00%, due 12/01/2022 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $309,002,203.

TOTAL INVESTMENTS—99.9%			$21,513,523,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either Federal Funds or LIBOR rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2005, these securities amounted to $725,000,000 or approximately 3.4% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is baed upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

GOLDMAN SACHS FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

JOINT REPURCHASE AGREEMENT ACCOUNT I — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $198,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,400,000,000	3.30%	10/03/2005	$1,400,384,999

Banc of America Securities LLC	400,000,000	3.30	10/03/2005	400,110,000

Bear Stearns & Co.	550,000,000	3.20	10/03/2005	550,146,667

Deutsche Bank Securities, Inc.	250,000,000	3.32	10/03/2005	250,069,167

J.P. Morgan Securities, Inc.	500,000,000	3.30	10/03/2005	500,137,500

Morgan Stanley & Co.	300,000,000	3.25	10/03/2005	300,081,250

Morgan Stanley & Co.	1,100,600,000	3.35	10/03/2005	1,100,907,251

UBS Securities LLC	1,200,000,000	3.42	10/03/2005	1,200,342,000

TOTAL	$5,700,600,000			$5,702,178,834

At September 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 01/15/2006 to 02/23/2006; U.S. Treasury Bonds, 10.37% to 13.25%, due 11/15/2005 to 08/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 02/23/2006 to 01/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2006 to 02/15/2015; U.S. Treasury Notes, 0.00% to 6.87%, due 10/31/2005 to 02/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 9.37%, due 01/15/2006 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $5,814,635,211.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $772,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations—34.3%
Asset-Backed
Adirondack Corp.
$200,000,000	3.70%	11/07/2005	$199,239,444
Altius I Funding Corp.
170,000,000	3.82	11/22/2005	169,061,978
Amstel Funding Corp.
100,000,000	3.74	11/22/2005	99,459,778
69,034,000	3.80	12/14/2005	68,494,768
100,000,000	3.80	12/15/2005	99,208,333
Atlantis One Funding Corp.
52,388,000	3.55	10/24/2005	52,269,181
97,300,000	3.56	10/26/2005	97,059,453
25,000,000	3.59	10/27/2005	24,935,181
Cafco LLC
98,000,000	3.74	11/21/2005	97,480,763
Curzon Funding LLC
85,000,000	3.77	12/01/2005	84,457,015
Davis Square Funding III (Delaware) Corp.
180,000,000	3.84	10/31/2005	179,424,000
Davis Square Funding IV (Delaware) Corp.
180,000,000	3.85	10/31/2005	179,422,500
Gemini Securitization Corp.
150,000,000	3.69	11/10/2005	149,385,000
Grampian Funding Ltd.
50,000,000	3.73	11/21/2005	49,735,792
200,000,000	3.91	12/28/2005	198,088,444
Newport Funding Corp.
25,000,000	3.56	10/20/2005	24,953,094
Nieuw Amsterdam Receivables Corp.
32,691,000	3.47	10/06/2005	32,675,245
85,000,000	3.57	10/24/2005	84,806,129
Sierra Madre Funding Ltd.
180,000,000	3.84	10/31/2005	179,424,000
Thames Asset Global Securitisation
32,767,000	3.66	11/03/2005	32,657,067
108,861,000	3.73	12/07/2005	108,105,293
91,780,000	3.78	12/12/2005	91,086,143
Three Pillars Funding LLC
30,668,000	3.74	11/22/2005	30,502,325
Thunder Bay Funding, Inc.
32,457,000	3.55	10/20/2005	32,396,188
86,074,000	3.56	10/24/2005	85,878,229
32,401,000	3.91	12/23/2005	32,108,914
Commercial Banks
Allied Irish Banks PLC
30,000,000	3.75	12/08/2005	29,787,783
Bank of America Corp.
97,000,000	3.92	03/01/2006	95,405,104
Bank of Ireland
40,000,000	3.90	01/30/2006	39,475,667
Deutsche Bank AG
210,000,000	3.55	10/21/2005	209,585,833
HSBC Bank PLC
50,000,000	3.29	10/04/2005	49,986,313

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations (continued)
Commercial Banks (continued)
Norddeutsche Landesbank Girozentrale
$180,000,000	3.77%	12/08/2005	$178,718,200
Financial Services
Solitaire Funding LLC
71,159,000	3.71	11/16/2005	70,821,667
Insurance Carrier
ING Bank NV
39,873,000	3.57	10/18/2005	39,805,781
90,000,000	3.57	10/21/2005	89,821,500
75,000,000	3.75	12/07/2005	74,477,260
Savings Institutions
Alliance & Leicester PLC
75,000,000	3.71	11/16/2005	74,644,458
50,000,000	3.74	11/22/2005	49,729,889
Security & Commodity Broker/Dealers
Morgan Stanley
100,000,000	3.91	10/03/2005	99,978,278

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$3,584,551,990

Certificates of Deposit—Eurodollar—4.6%
Alliance & Leicester PLC
$35,000,000	2.51%	10/12/2005	$35,000,052
40,000,000	3.79	03/29/2006	40,000,000
Barclays Bank PLC
115,000,000	3.52	10/11/2005	114,999,809
40,000,000	3.77	11/21/2005	39,996,922
Calyon
45,000,000	3.78	03/29/2006	45,000,000
Credit Agricole SA
75,000,000	3.87	03/09/2006	75,000,000
National Australia Bank Ltd.
85,000,000	2.52	11/08/2005	85,000,000
Societe Generale
50,000,000	3.00	12/21/2005	50,000,000

TOTAL CERTIFICATES OF DEPOSIT—EURODOLLAR			$484,996,783

Certificates of Deposit—Yankeedollar—5.7%
Barclays Bank PLC
$75,000,000	4.00%	03/01/2006	$75,000,000
Credit Suisse First Boston, Inc.
100,000,000	3.53	10/14/2005	100,000,000
Deutsche Bank AG
65,000,000	4.10	07/31/2006	65,000,000
First Tennessee Bank NA
100,000,000	3.63	10/11/2005	100,000,000
Fortis Bank
35,000,000	3.70	05/10/2006	34,998,964

GOLDMAN SACHS FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit—Yankeedollar (continued)
Royal Bank of Canada
$55,000,000	4.25%	08/31/2006	$55,000,000
Toronto-Dominion Bank
60,000,000	2.72	11/14/2005	59,999,281
Toronto-Dominion Bank
35,000,000	3.70	05/10/2006	35,000,000
Toronto-Dominion Bank
65,000,000	3.75	06/01/2006	65,001,056

TOTAL CERTIFICATES OF DEPOSIT—YANKEEDOLLAR			$589,999,301

Master Demand Note—1.0%
Bank of America Securities LLC
$100,000,000	4.02%	11/02/2005	$100,000,000

U.S. Government Agency Obligations(a)—13.5%
Federal Home Loan Bank
$100,000,000	3.59%	10/02/2005	$99,956,570
200,000,000	3.41	10/05/2005	199,998,740
Federal Home Loan Mortgage Corp.
182,000,000	3.51	10/07/2005	182,000,000
Federal National Mortgage Association
170,000,000	3.39	10/03/2005	169,999,392
275,000,000	3.72	11/22/2005	274,894,358
485,000,000	3.65	12/07/2005	484,661,615

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$1,411,510,675

Variable Rate Obligations(a)—20.1%
Allstate Life Global Funding II
$30,000,000	3.83%	10/17/2005	$30,000,000
American Express Credit Corp.
74,000,000	3.76	10/05/2005	74,004,819
Australia and New Zealand Banking Group Ltd.
32,000,000	3.81	10/24/2005	32,000,000
Barclays Bank PLC
100,000,000	3.75	10/21/2005	99,987,448
BNP Paribas SA
155,000,000	3.73	10/19/2005	154,975,176
Caixa Geral De Depositos SA
60,000,000	3.83	12/19/2005	59,993,712
Canadian Imperial Bank of Commerce
70,000,000	3.43	04/03/2006	69,989,366
Commonwealth Bank of Australia
16,000,000	3.80	10/24/2005	16,000,000
Credit Suisse First Boston, Inc.
140,000,000	3.58	10/18/2005	139,995,676
35,000,000	3.72	11/09/2005	35,000,000
200,000,000	3.93	12/28/2005	200,000,000
DePfa Bank Europe PLC
50,000,000	3.88	12/15/2005	50,000,000
Fairway Finance Corp.
32,000,000	3.75	10/20/2005	31,999,833

Principal		Interest	Maturity	Amortized
Amount		Rate	Date	Cost
Variable Rate Obligations (continued)
General Electric Capital Corp.
$75,000,000		3.80%	10/11/2005	$75,000,000
HBOS Treasury Services PLC
60,000,000		3.69	10/11/2005	59,999,179
75,000,000		3.87	11/21/2005	75,000,000
HSH Nordbank AG
82,000,000		3.68	10/11/2005	81,975,858
Metropolitan Life Global Funding I
40,000,000		3.83	10/17/2005	40,000,000
Monumental Life Insurance Co.(b)
80,000,000		3.84	10/03/2005	80,000,000
Morgan Stanley
25,000,000		3.71	10/04/2005	25,000,000
Natexis Banques Populaires
140,000,000		3.65	10/11/2005	139,981,028
100,000,000		3.78	10/17/2005	100,005,800
25,000,000		3.81	10/17/2005	25,000,000
Nationwide Building Society
50,000,000		4.03	12/28/2005	50,000,000
New York Life Insurance Co.(b)
65,000,000		3.57	10/01/2005	65,000,000
100,000,000		3.53	01/01/2006	100,000,000
Societe Generale
45,000,000		3.77	10/31/2005	44,992,939
Unicredito Italiano SPA
60,000,000		3.74	12/09/2005	59,995,152
85,000,000		3.96	12/30/2005	84,975,681

TOTAL VARIABLE RATE OBLIGATIONS				$2,100,871,667

Time Deposits—4.3%
Dexia Bank Belgium SA
$200,000,000		3.91%	10/03/2005	$200,000,000
ING	Bank NV
250,000,000		3.92	10/03/2005	250,000,000

TOTAL TIME DEPOSITS				$450,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$8,721,930,416

Repurchase Agreements—Unaffiliated Issuers(c)—14.4%
Citigroup Global Markets, Inc.
$175,000,000		3.99%	10/03/2005	$175,000,000
Maturity Value: $175,058,187
175,000,000		4.04	10/03/2005	175,000,000
Maturity Value: $175,058,917
  Repurchase Agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $350,000,000, are collateralized by various corporate issues, 0.00% to 6.25%, due 12/20/2009 to 08/25/2035. The aggregate market value, including accrued interest, was $364,924,717.

GOLDMAN SACHS FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements—Unaffiliated Issuers (continued)
Deutsche Bank Securities, Inc.
$150,000,000	3.65%	10/31/2005	$150,000,000
Maturity Value: $151,368,750
Dated: 08/02/2005
Collateralized by Federal Home Loan Mortgage Corp., 4.50% to 5.00%, due 03/01/2020 to 10/01/2033 and Federal National Mortgage
Association, 4.50% to 6.50%, due 05/01/2017 to 07/01/2035. The aggregate market value of the collateral, including accrued interest, was $154,499,983.
Joint Repurchase Agreement Account I
96,600,000	3.32	10/03/2005	96,600,000
Maturity Value: $96,626,750
Joint Repurchase Agreement Account II
615,000,000	3.89	10/03/2005	615,000,000
Maturity Value: $615,199,516
Lehman Brothers Holdings, Inc.
25,000,000	3.35	10/03/2005	25,000,000
Maturity Value: $25,006,979
Collateralized by U.S. Treasury Notes, 3.50% to 4.25%, due 01/15/2006 to 08/15/2014. The aggregate market value of the collateral, including accrued interest, was $25,504,586.
UBS Securities LLC
14,400,000	3.37	10/03/2005	14,400,000
Maturity Value: $14,404,044
Collateralized by U.S. Treasury Notes, 4.38%, due 05/15/2007. The aggregate market value of the collateral, including accrued interest, was $14,691,914.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements—Unaffiliated Issuers (continued)
UBS Securities LLC
$250,000,000	3.90%	10/03/2005	$250,000,000
Maturity Value: $250,081,250
  Collateralized by Federal Home Loan Mortgage Corp., 4.00% to 9.00%, due 02/01/2008 to 09/01/2035 and Federal National Mortgage Association, 4.00% to 7.50%, due 08/01/2009 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $255,002,285.

TOTAL REPURCHASE AGREEMENTS—UNAFFILIATED ISSUERS			$1,501,000,000

Repurchase Agreement—Affiliated Issuer(c)—1.9%
Goldman, Sachs & Co.
$200,000,000	3.90%	10/03/2005	$200,000,000
Maturity Value: $200,065,000
Collateralized by Federal National Mortgage Association, 5.00% to 6.50%, due 03/01/2017 to 08/01/2035. The aggregate market value of the collateral, including accrued interest, was $205,552,353.

TOTAL INVESTMENTS—99.8%			$10,422,930,416

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either Federal Funds or LIBOR rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2005, these securities amounted to $245,000,000 or approximately 2.4% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 30, 2005. Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices. Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

GOLDMAN SACHS FINANCIAL SQUARE MONEY MARKET FUND

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

JOINT REPURCHASE AGREEMENT ACCOUNT I — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $96,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,400,000,000	3.30%	10/03/2005	$1,400,384,999

Banc of America Securities LLC	400,000,000	3.30	10/03/2005	400,110,000

Bear Stearns & Co.	550,000,000	3.20	10/03/2005	550,146,667

Deutsche Bank Securities, Inc.	250,000,000	3.32	10/03/2005	250,069,167

J.P. Morgan Securities, Inc.	500,000,000	3.30	10/03/2005	500,137,500

Morgan Stanley & Co.	300,000,000	3.25	10/03/2005	300,081,250

Morgan Stanley & Co.	1,100,600,000	3.35	10/03/2005	1,100,907,251

UBS Securities LLC	1,200,000,000	3.42	10/03/2005	1,200,342,000

TOTAL	$5,700,600,000			$5,702,178,834

At September 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 01/15/2006 to 02/23/2006; U.S. Treasury Bonds, 10.37% to 13.25%, due 11/15/2005 to 08/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 02/23/2006 to 01/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2006 to 02/15/2015; U.S. Treasury Notes, 0.00% to 6.87%, due 10/31/2005 to 02/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 9.37%, due 01/15/2006 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $5,814,635,211.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $615,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00%, due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations—2.4%
United States Treasury Notes
$30,000,000	1.50%	03/31/2006	$29,709,205
45,000,000	2.00	05/15/2006	44,610,230
45,000,000	2.50	05/31/2006	44,703,442

TOTAL U.S. TREASURY OBLIGATIONS			$119,022,877

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$119,022,877

Repurchase Agreements(a)—97.8%
Bank of America Securities LLC
$200,000,000	3.66%	12/13/2005	$200,000,000
Maturity Value: $201,972,333
Dated: 09/07/2005
Collateralized by U.S. Treasury Notes, 2.50% to 4.00%, due 10/31/2006 to 06/15/2009. The aggregate market value of the collateral, including accrued interest, was $204,000,247.
Joint Repurchase Agreement Account I
4,617,600,000	3.32	10/03/2005	4,617,600,000
Maturity Value: $4,618,878,690
Lehman Brothers Holdings, Inc.
85,200,000	3.35	10/03/2005	85,200,000
Maturity Value: $85,223,785
  Collateralized by U.S. Treasury Bonds, 10.38% to 12.75%, due 01/15/2010 to 08/15/2014; U.S. Inflation Indexed Treasury Notes, 1.63% to 4.25%, due 01/15/2008 to 07/15/2015 and U.S. Treasury Notes, 1.50% to 6.50%, due 11/15/2005 to 02/15/2015. The aggregate market value of the collateral, including accrued interest, was $86,907,200.

UBS Securities LLC
75,000,000	3.37	10/03/2005	75,000,000
Maturity Value: $75,021,062
Collateralized by U.S. Treasury Notes, 3.50% to 4.00%, due 01/15/2009 to 02/15/2014. The aggregate market value of the collateral, including accrued interest, was $76,504,668.

TOTAL REPURCHASE AGREEMENTS			$4,977,800,000

TOTAL INVESTMENTS—100.2%			$5,096,822,877

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on September 30, 2005.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

JOINT REPURCHASE AGREEMENT ACCOUNT I — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $4,617,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,400,000,000	3.30%	10/03/2005	$1,400,384,999

Banc of America Securities LLC	400,000,000	3.30	10/03/2005	400,110,000

Bear Stearns & Co.	550,000,000	3.20	10/03/2005	550,146,667

Deutsche Bank Securities, Inc.	250,000,000	3.32	10/03/2005	250,069,167

J.P. Morgan Securities, Inc.	500,000,000	3.30	10/03/2005	500,137,500

Morgan Stanley & Co.	300,000,000	3.25	10/03/2005	300,081,250

Morgan Stanley & Co.	1,100,600,000	3.35	10/03/2005	1,100,907,251

UBS Securities LLC	1,200,000,000	3.42	10/03/2005	1,200,342,000

TOTAL	$5,700,600,000			$5,702,178,834

At September 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 01/15/2006 to 02/23/2006; U.S. Treasury Bonds, 10.37% to 13.25%, due 11/15/2005 to 08/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 02/23/2006 to 01/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2006 to 02/15/2015; U.S. Treasury Notes, 0.00% to 6.87%, due 10/31/2005 to 02/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 9.37%, due 01/15/2006 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $5,814,635,211.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations—100.0%
United States Treasury Bills
$4,000,000	2.75%	10/13/2005	$3,996,333
20,000,000	2.90	10/20/2005	19,969,389
230,000,000	3.21	10/20/2005	229,610,342
230,000,000	3.23	10/20/2005	229,608,521
190,000,000	3.10	10/27/2005	189,574,611
225,000,000	3.11	10/27/2005	224,494,625
3,300,000	3.05	11/03/2005	3,290,774
110,000,000	3.22	11/17/2005	109,537,572
15,500,000	3.32	11/17/2005	15,432,816
84,500,000	3.35	11/17/2005	84,130,981
66,000,000	3.28	11/25/2005	65,669,267
75,000,000	3.36	12/15/2005	74,475,000
165,000,000	3.37	12/15/2005	163,843,281
133,500,000	3.38	12/15/2005	132,559,938
150,000,000	3.40	12/15/2005	148,939,062
68,400,000	3.44	12/15/2005	67,909,800
45,000,000	3.45	12/29/2005	44,616,188
United States Treasury Notes
115,000,000	5.88	11/15/2005	115,354,713
115,000,000	1.88	11/30/2005	114,730,469

TOTAL U.S. TREASURY OBLIGATIONS			$2,037,743,682

TOTAL INVESTMENTS—100.0%			$2,037,743,682

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations—43.7%
Federal Home Loan Bank(a)
$50,000,000	3.59%		10/02/2005	$49,978,285
20,000,000	3.41		10/03/2005	19,999,945
39,000,000	3.91		10/03/2005	38,978,534
50,000,000	3.41		10/05/2005	49,999,659
48,000,000	3.70		10/21/2005	47,974,627
110,000,000	3.59		11/02/2005	109,961,052
50,000,000	3.67		11/16/2005	49,979,813
50,000,000	3.89		12/28/2005	49,987,805
40,000,000	3.89		12/29/2005	39,974,490
Federal Home Loan Mortgage Corp.
50,000,000	3.51	(a)	10/07/2005	50,000,000
115,000,000	3.84	(a)	12/27/2005	114,935,824
29,250,000	3.58		03/17/2006	28,764,917
Federal National Mortgage Association
25,000,000	3.39	(a)	10/03/2005	24,999,911
123,000,000	3.57	(a)	10/07/2005	122,927,246
240,500,000	3.58	(a)	10/07/2005	240,458,033
96,500,000	3.73	(a)	10/29/2005	96,485,352
50,000,000	3.62	(a)	11/06/2005	49,986,868
205,000,000	3.72	(a)	11/22/2005	204,921,284
100,000,000	3.65	(a)	12/07/2005	99,928,059
58,000,000	3.79	(a)	12/22/2005	57,958,007
45,000,000	3.15		02/06/2006	44,996,150
30,000,000	3.56		03/17/2006	29,504,567
36,000,000	2.50		06/15/2006	35,697,760
5,870,000	3.25		06/28/2006	5,837,372

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,664,235,560

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$1,664,235,560

Repurchase Agreements—Unaffiliated Issuers(b)—51.4%
Bank of America Securities LLC
$80,000,000	3.72%		11/15/2005	$80,000,000
Maturity Value: $80,744,000
Dated: 08/17/2005
  Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 5.50%, due 05/01/2015 to 10/01/2034 and Federal National Mortgage Association, 5.00% to 6.00%, due 07/01/2033 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $82,101,410.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements—Unaffiliated Issuers (continued)
Bank of America Securities LLC
$80,000,000	3.72%	12/13/2005	$80,000,000
Maturity Value: $80,793,600
Dated: 09/08/2005
  Collateralized by Federal Home Loan Mortgage Corp., 5.00%, due 06/01/2019 and Federal National Mortgage Association, 5.00% to 6.50%, due 08/01/2033 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $82,198,105.

Deutsche Bank Securities, Inc.
73,000,000	3.65	10/31/2005	73,000,000
Maturity Value: $73,666,125
Dated: 08/02/2005
50,000,000	3.73	11/15/2005	50,000,000
Maturity Value: $50,466,250
Dated: 08/17/2005
73,000,000	3.88	11/28/2005	73,000,000
Maturity Value: $73,472,067
Dated: 09/29/2005
  Repurchase Agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $196,000,000, are collateralized by Federal Home Loan Mortgage Corp., 4.50% to 7.50%, due 03/01/2018 to 08/01/2035 and Federal National Mortgage Association, 4.50% to 7.50%, due 06/01/2007 to 06/01/2035. The aggregate market value, including accrued interest, was $201,879,965.

Joint Repurchase Agreement Account I
48,200,000	3.32	10/03/2005	48,200,000
Maturity Value: $48,213,347

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements—Unaffiliated Issuers (continued)
Joint Repurchase Agreement Account II
$1,215,000,000	3.89%	10/03/2005	$1,215,000,000
Maturity Value: $1,215,394,166
UBS Securities LLC
7,100,000	3.37	10/03/2005	7,100,000
Maturity Value: $7,101,994
Collateralized by U.S. Treasury Note, 4.38%, due 05/15/2007. The aggregate market value of the collateral, including accrued interest, was $7,240,056.
UBS Securities LLC
74,000,000	3.79	11/01/2005	74,000,000
Maturity Value: $74,257,088
Dated: 09/29/2005
Collateralized by Federal Home Loan Mortgage Corp., 4.50% to 8.50%, due 04/01/2012 to 05/01/2034 and Federal National Mortgage
Association, 4.50% to 10.50%, due 10/01/2008 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $75,480,006.
UBS Securities LLC
80,000,000	3.72	11/16/2005	80,000,000
Maturity Value: $80,760,533
Dated: 08/16/2005
  Collateralized by Federal Home Loan Mortgage Corp., 4.50% to 9.25%, due 07/01/2010 to 09/01/2035 and Federal National Mortgage Association, 4.00% to 15.50%, due 09/01/2007 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $81,600,519.

UBS Securities LLC
80,000,000	3.77	11/29/2005	80,000,000
Maturity Value: $80,745,622
Dated: 09/01/2005
  Collateralized by Federal Home Loan Mortgage Corp., 4.00% to 8.50%, due 08/01/2006 to 05/01/2034 and Federal National Mortgage Association, 4.50% to 7.50%, due 02/01/2007 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $81,604,807.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements—Unaffiliated Issuers (continued)
UBS Securities LLC
$20,000,000	3.74%	12/13/2005	$20,000,000
Maturity Value: $20,199,467
Dated: 09/08/2005
  Collateralized by Federal Home Loan Mortgage Corp., 6.50% to 10.50%, due 04/01/2007 to 04/01/2017 and Federal National Mortgage Association, 4.50% to 6.50%, due 01/01/2019 to 05/01/2035. The aggregate market value of the collateral, including accrued interest, was $20,400,546.

UBS Securities LLC
76,000,000	3.95	12/27/2005	76,000,000
Maturity Value: $76,750,500
Dated: 09/28/2005
  Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 7.50%, due 01/01/2008 to 09/01/2035 and Federal National Mortgage Association, 4.50% to 8.50%, due 02/01/2009 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $77,521,443.

TOTAL REPURCHASE AGREEMENTS—UNAFFILIATED ISSUERS			$1,956,300,000

Repurchase Agreement—Affiliated Issuer(b)—5.9%
Goldman, Sachs & Co.
$225,000,000	3.85%	10/03/2005	$225,000,000
Maturity Value: $225,072,188
Collateralized by Federal National Mortgage Association, 4.50% to 7.00%, due 08/01/2018 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $231,749,986.

TOTAL INVESTMENTS—101.0%			$3,845,535,560

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on LIBOR rate.

(b) Unless noted, all repurchase agreements were entered into on September 30, 2005.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

JOINT REPURCHASE AGREEMENT ACCOUNT I — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $48,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$1,400,000,000	3.30%	10/03/2005	$1,400,384,999

Banc of America Securities LLC	400,000,000	3.30	10/03/2005	400,110,000

Bear Stearns & Co.	550,000,000	3.20	10/03/2005	550,146,667

Deutsche Bank Securities, Inc.	250,000,000	3.32	10/03/2005	250,069,167

J.P. Morgan Securities, Inc.	500,000,000	3.30	10/03/2005	500,137,500

Morgan Stanley & Co.	300,000,000	3.25	10/03/2005	300,081,250

Morgan Stanley & Co.	1,100,600,000	3.35	10/03/2005	1,100,907,251

UBS Securities LLC	1,200,000,000	3.42	10/03/2005	1,200,342,000

TOTAL	$5,700,600,000			$5,702,178,834

At September 30, 2005, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 01/15/2006 to 02/23/2006; U.S. Treasury Bonds, 10.37% to 13.25%, due 11/15/2005 to 08/15/2015; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 02/23/2006 to 01/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 02/15/2006 to 02/15/2015; U.S. Treasury Notes, 0.00% to 6.87%, due 10/31/2005 to 02/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 9.37%, due 01/15/2006 to 08/15/2015. The aggregate market value of the collateral, including accrued interest, was $5,814,635,211.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,215,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,015,000,000	3.88%	10/03/2005	$1,015,328,183

Barclays Capital PLC	1,515,000,000	3.90	10/03/2005	1,515,492,375

Bear Stearns & Co.	300,000,000	3.90	10/03/2005	300,097,500

Greenwich Capital Markets	300,000,000	3.90	10/03/2005	300,097,500

J.P. Morgan Securities, Inc.	300,000,000	3.88	10/03/2005	300,097,000

Morgan Stanley & Co.	150,000,000	3.88	10/03/2005	150,048,500

UBS Securities LLC	500,000,000	3.90	10/03/2005	500,162,500

Wachovia Capital Markets	500,000,000	3.90	10/03/2005	500,162,500

TOTAL	$4,580,000,000			$4,581,486,058

At September 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% , due 04/07/2006 to 10/28/2014; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 06/01/2006 to 10/01/2035; Federal National Mortgage Association, 4.00% to 8.50%, due 02/01/2006 to 10/01/2035 and Government National Mortgage Association, 5.00%, due 08/15/2033 to 09/15/2033. The aggregate market value of the collateral, including accrued interest, was $4,680,649,987.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL FUND

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations—100.9%
Federal Farm Credit Bank
$75,000,000	3.58	%(a)	10/01/2005	$74,978,129
245,000,000	3.59	(a)	10/01/2005	244,972,031
25,000,000	3.61	(a)	10/01/2005	24,998,006
223,000,000	3.18		10/03/2005	222,960,603
90,000,000	3.60		10/03/2005	89,982,000
195,000,000	3.62	(a)	10/03/2005	194,992,449
42,000,000	3.75	(a)	10/03/2005	41,999,954
160,000,000	3.77	(a)	10/03/2005	159,978,194
70,000,000	3.64	(a)	10/04/2005	69,989,578
41,000,000	3.46		10/05/2005	40,984,238
47,000,000	3.46		10/06/2005	46,977,414
30,000,000	3.60		10/06/2005	29,985,000
25,000,000	3.54		10/11/2005	24,975,417
100,000,000	3.64	(a)	10/11/2005	100,000,000
30,000,000	3.65	(a)	10/12/2005	29,998,227
20,000,000	3.56		10/14/2005	19,974,289
60,000,000	3.58		10/17/2005	59,904,533
37,500,000	3.67	(a)	10/17/2005	37,494,301
50,000,000	3.70	(a)	10/17/2005	49,997,711
18,000,000	3.71	(a)	10/17/2005	18,006,546
30,000,000	3.61		10/19/2005	29,945,850
19,000,000	3.58		10/20/2005	18,964,101
37,500,000	3.70	(a)	10/20/2005	37,494,579
30,000,000	3.61		10/21/2005	29,939,833
110,000,000	3.74	(a)	10/22/2005	109,982,939
20,000,000	3.72	(a)	10/23/2005	19,994,949
35,715,000	3.72	(a)	10/24/2005	35,708,267
13,000,000	3.77	(a)	10/29/2005	12,998,784
35,000,000	3.73	(a)	10/30/2005	34,990,653
23,000,000	2.99		01/11/2006	22,962,599
Federal Home Loan Bank
125,000,000	3.59	(a)	10/02/2005	124,950,521
400,000,000	3.20		10/03/2005	399,928,889
60,000,000	3.41	(a)	10/03/2005	59,999,835
120,000,000	3.49		10/03/2005	119,976,733
220,000,000	3.41	(a)	10/05/2005	219,998,574
2,289,000	3.51		10/05/2005	2,288,107
79,470,000	3.55		10/05/2005	79,438,653
34,300,000	3.60		10/05/2005	34,286,280
20,927,000	3.18		10/07/2005	20,915,909
200,000,000	3.55		10/11/2005	199,802,778
42,700,000	3.21		10/12/2005	42,658,118
20,000,000	3.62		10/14/2005	19,973,856
10,000,000	3.64		10/14/2005	9,986,856
120,000,000	2.25		10/18/2005	119,917,326
189,900,000	3.45		10/19/2005	189,572,422
25,000,000	3.46		10/19/2005	24,956,813
14,000,000	3.64		10/19/2005	13,974,520
191,000,000	3.66		10/19/2005	190,650,470
120,000,000	2.25		10/21/2005	119,902,473
10,000,000	3.25		10/21/2005	9,981,944
105,000,000	3.47		10/21/2005	104,797,583
75,000,000	3.70	(a)	10/21/2005	74,960,354
75,000,000	3.49		10/26/2005	74,818,229

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations (continued)
$75,000,000	3.51%		10/26/2005	$74,817,187
90,000,000	3.63		10/26/2005	89,773,125
5,360,000	1.90		10/27/2005	5,354,347
557,110,000	3.66		10/28/2005	555,580,733
50,085,000	3.56		11/02/2005	49,926,509
285,000,000	3.59	(a)	11/02/2005	284,906,244
41,285,000	2.38		11/04/2005	41,272,315
50,000,000	3.57		11/04/2005	49,831,417
75,000,000	3.59		11/09/2005	74,708,313
83,000,000	3.61		11/14/2005	82,634,293
85,000,000	3.61		11/16/2005	84,607,914
75,000,000	3.67	(a)	11/16/2005	74,969,720
62,000,000	3.62		11/18/2005	61,700,747
131,000,000	3.65		11/23/2005	130,297,021
125,000,000	3.69		11/25/2005	124,295,885
213,120,000	3.70		11/25/2005	211,915,280
125,000,000	3.59		11/30/2005	124,252,083
100,000,000	3.61		11/30/2005	99,398,333
27,677,000	3.65		11/30/2005	27,508,632
75,000,000	3.68		11/30/2005	74,540,000
70,000,000	3.75	(a)	12/01/2005	69,969,925
17,600,000	3.69		12/02/2005	17,488,152
156,555,000	3.59		12/07/2005	155,510,452
110,000,000	3.62		12/09/2005	109,236,783
85,000,000	3.63		12/09/2005	84,409,427
106,500,000	3.73	(a)	12/13/2005	106,448,945
45,000,000	3.75	(a)	12/15/2005	44,978,083
75,000,000	3.79	(a)	12/22/2005	74,968,391
75,000,000	3.89	(a)	12/28/2005	74,981,708
150,000,000	3.89	(a)	12/29/2005	149,931,414
80,000,000	3.91	(a)	01/04/2006	79,955,968
50,000,000	3.00		01/27/2006	49,979,571
48,000,000	2.50		02/24/2006	47,778,369
18,000,000	2.20		02/27/2006	17,893,525
70,000,000	5.13		03/06/2006	70,431,216
11,775,000	2.25		03/23/2006	11,693,759
20,000,000	2.17		03/27/2006	19,850,486
61,200,000	5.38		05/15/2006	61,819,964
Tennessee Valley Authority
176,858,000	3.65		11/03/2005	176,266,263

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS $				7,939,750,916

TOTAL INVESTMENTS—100.9% $				7,939,750,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL FUND

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.6%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	2.84%	10/06/2005	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
3,860,000	2.77	10/06/2005	3,860,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
17,910,000	2.82	10/06/2005	17,910,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
11,700,000	2.82	10/03/2005	11,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
25,000,000	2.82	10/03/2005	25,000,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	2.79	10/03/2005	6,150,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
9,360,000	2.77	10/06/2005	9,360,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
5,100,000	2.79	10/06/2005	5,100,000
Montgomery Waterworks & Sanitary Sewer Board P-Floats-PT-2706 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,235,000	2.79	10/06/2005	5,235,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
21,950,000	2.81	10/03/2005	21,950,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
11,000,000	2.79	10/06/2005	11,000,000
University of Alabama VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,225,000	2.79	10/06/2005	5,225,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
8,800,000	2.76	10/05/2005	8,800,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
49,890,000	2.90	10/03/2005	49,890,000

			$192,455,000

Alaska—0.5%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
33,300,000	2.75	10/05/2005	33,300,000
Alaska State Housing Finance Corp. VRDN RB Merlots Series 2005 A08 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
4,150,000	2.77	10/05/2005	4,150,000

			$37,450,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona—0.9%
Arizona School Facilities Board VRDN COPS ROCS RR-II-R 7001 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
$5,185,000	2.79%	10/06/2005	$5,185,000
Arizona School Facilities Board VRDN COPS Series 2005 (FGIC) (IXIS Municipal Products SPA) (A-1+)(a)
10,000,000	2.79	10/06/2005	10,000,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (Aa1)(a)
5,160,000	2.79	10/06/2005	5,160,000
Arizona State University COPS VRDN P-Floats-PT 2404 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,485,000	2.79	10/06/2005	5,485,000
Arizona State University VRDN RB Putters Series 2002-270Z (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
4,330,000	2.79	10/06/2005	4,330,000
Salt River Agricultural Project CP Series S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co. M&I Marshall and Wells Fargo Bank SPA) (A-1+/P-1)
25,000,000	2.60	12/08/2005	25,000,000
Salt River Agricultural Project CP Series S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co., M&I Marshall and Wells Fargo Bank SPA) (A-1+/P-1)
9,000,000	2.60	01/11/2006	9,000,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electric Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)(a)
4,845,000	2.78	10/06/2005	4,845,000

			$69,005,000

California—0.1%
ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
2,000,000	2.76	10/05/2005	2,000,000
ABN Amro Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
2,000,000	2.76	10/06/2005	2,000,000
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
5,500,000	2.60	01/11/2006	5,500,000

			$9,500,000

Colorado—4.8%
Adams & Arapahoe Countys School District No. 28J Aurora GO VRDN ROCS II-R-2015 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
5,330,000	2.79	10/06/2005	5,330,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	2.75	10/06/2005	7,030,000
Boulder County Open Space for Capital Improvement Trust Fund VRDN RB ROCS II-340 Series 2005 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,815,000	2.79	10/06/2005	5,815,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$15,230,000	2.76%	10/05/2005	$15,230,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
49,400,000	2.76	10/05/2005	49,400,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
54,200,000	2.78	10/05/2005	54,200,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2002 (A-1+/VMIG1)
42,400,000	2.76	10/05/2005	42,400,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2003-A (A-1+/VMIG1)
20,000,000	2.76	10/05/2005	20,000,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,020,000	2.78	10/05/2005	34,020,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,455,000	2.76	10/05/2005	34,455,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
9,845,000	2.78	10/05/2005	9,845,000
Colorado Springs VRDN RB for Colorado College Project Series 2005 (A-1+/VMIG1)
10,145,000	2.75	10/06/2005	10,145,000
Colorado State General Fund TRANS Series 2005 (SP-1+/MIG1)
20,000,000	3.75	06/27/2006	20,159,314
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	2.76	10/05/2005	5,000,000
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,110,000	2.79	10/06/2005	5,110,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
10,200,000	2.75	10/05/2005	10,200,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,235,000	2.79	10/06/2005	7,235,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
17,140,000	2.79	10/06/2005	17,140,000
University of Colorado Enterprise Systems VRDN RB P-Floats-PT 2690 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,100,000	2.79	10/06/2005	7,100,000

			$359,814,314

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Connecticut(a)—0.3%
Connecticut State GO VRDN Floaters Series 2005 1053 (AMBAC) (Morgan Stanley SPA) (F1+)
$10,500,000	2.77%	10/06/2005	$10,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle Tax Exempt Trust Series 2002-6027 Class A (Citibank N.A. SPA) (A-1+)
8,500,000	2.79	10/06/2005	8,500,000

			$19,000,000

Delaware(a)—0.1%
Delaware State GO VRDN Floaters Series 2005-05-14 (BNP Paribas SPA) (A-1+)
10,550,000	2.79	10/06/2005	10,550,000

Florida—3.1%
Broward County GO P-Floats-PT 2138 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
14,025,000	2.78	10/06/2005	14,025,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	2.78	10/06/2005	9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	2.78	10/06/2005	6,000,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
6,335,000	2.75	10/06/2005	6,335,000
Florida Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Citibank N.A. SPA) (A-1+)(a)
26,850,000	2.79	10/06/2005	26,850,000
Florida Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
15,000,000	2.79	10/06/2005	15,000,000
Florida Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1)(a)
6,565,000	2.79	10/06/2005	6,565,000
Florida Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,475,000	2.78	10/06/2005	8,475,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
15,400,000	2.60	10/12/2005	15,400,000
21,205,000	2.64	11/10/2005	21,205,000
Florida State Board Of Education Lottery VRDN RB Floaters Series 2005-1016 (AMBAC) (Morgan Stanley SPA) (F1+)(a)
6,748,000	2.78	10/06/2005	6,748,000
Florida State Board Of Education Public Education GO VRDN Floats PT-2978 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,445,000	2.78	10/06/2005	5,445,000
Florida State Board Of Education Public Education GO VRDN Floats PT-2988 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,370,000	2.78	10/06/2005	11,370,000
Florida State Turnpike Authority VRDN RB P-Floats-PT 1279 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.79	10/06/2005	5,000,000

2

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Hillsborough County GO VRDN Merlots Series 2002 A-54 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$7,970,000	2.77%	10/05/2005	$7,970,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	2.87	10/03/2005	1,930,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
30,000,000	2.45	10/12/2005	30,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
4,650,000	2.81	10/03/2005	4,650,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
6,265,000	2.79	10/06/2005	6,265,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
1,750,000	2.82	10/03/2005	1,750,000
Orange County School Board VRDN ROCS RR-II-R 2182 Refunding Series 2005 (AMBAC) (Citigroup Global Markets SPA) (A-1+/VMIG1)(a)
7,585,000	2.79	10/06/2005	7,585,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/VMIG1)
14,600,000	2.75	10/05/2005	14,600,000
Palm Beach County School District CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
26,500,000	2.62	10/11/2005	26,500,000
Sunshine State Government Finance CP Series 2005 H (JP Morgan Chase & Co. SPA) (A-1+/P-1)
10,000,000	2.60	10/13/2005	10,000,000

			$269,268,000

Georgia—2.6%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
2,120,000	2.87	10/03/2005	2,120,000
Atlanta GO VRDN ROCS II-R-2166 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,690,000	2.79	10/06/2005	5,690,000
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992 (A-1/VMIG1)
4,300,000	2.82	10/03/2005	4,300,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	2.82	10/03/2005	8,330,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
11,000,000	2.75	10/05/2005	11,000,000
Dekalb County Water & Sewer Systems VRDN RB Series 2005-1003 (Morgan Stanley SPA) (A-1)(a)
2,274,000	2.78	10/06/2005	2,274,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (SunTrust Bank A.G. LOC) (A-1+/VMIG1)
10,215,000	2.75	10/05/2005	10,215,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank SPA) (A-1+)(a)
22,720,000	2.79	10/06/2005	22,720,000
Forsyth County Water & Sewerage Authority VRDN RB Series 2005 B (Dexia Credit Local SPA) (A-1+/VMIG1)
10,060,000	2.75	10/06/2005	10,060,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (SunTrust Bank LOC) (A-1+/VMIG1)
$28,265,000	2.80%	10/05/2005	$28,265,000
Georgia State GO VRDN Eagle Tax-Exempt Trust Series 2004-1004 Class A (Citibank N.A. SPA) (A-1+)(a)
6,000,000	2.79	10/06/2005	6,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle 720050075 Class 2005-A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.79	10/06/2005	5,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Class Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
14,760,000	2.79	10/06/2005	14,760,000
Private Colleges & Universities Authority VRDN RB for Emory University (A-1+/VMIG1)
11,900,000	2.74	10/06/2005	11,900,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
13,725,000	2.82	10/03/2005	13,725,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	2.82	10/03/2005	2,785,000

			$159,144,000

Hawaii—0.6%
Honolulu City & County CP (Westdeutsche Landesbank AG SPA) (A-1/P-1)
8,000,000	2.70	12/07/2005	8,000,000
Honolulu City & County GO VRDN Spears Series 2005 DB-155 (MBIA) (Deutsche Bank A.G. SPA) (F1+)(a)
27,435,000	2.79	10/06/2005	27,435,000
Honolulu Hawaii City & County GO VRDN Eagle Series 2004-1012 Class A (MBIA-IBC) (Citibank N.A. SPA) (A-1+)(a)
6,000,000	2.79	10/06/2005	6,000,000

			$41,435,000

Illinois—11.8%
Chicago Board of Education GO VRDN Merlots Series 2001 A47 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
9,325,000	2.77	10/05/2005	9,325,000
Chicago Board of Education GO VRDN Merlots Series 2005 A-15 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,465,000	2.77	10/05/2005	8,465,000
Chicago Board of Education GO VRDN P-Floats-PT-3010 Series 2005 (AMBAC) (Dexia Credit Local SPA) (F1+)(a)
16,575,000	2.79	10/06/2005	16,575,000
Chicago GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/VMIG1)
14,000,000	2.30	12/08/2005	14,000,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
8,910,000	2.79	10/06/2005	8,910,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$4,000,000	2.77%	10/05/2005	$4,000,000
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,965,000	2.77	10/05/2005	4,965,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
24,500,000	2.75	10/06/2005	24,500,000
Chicago GO VRDN Series 2005 D (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
20,000,000	2.75	10/06/2005	20,000,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)(a)
5,000,000	2.78	10/06/2005	5,000,000
Chicago GO VRDN Series 2005-1075 (FSA) (Morgan Stanley SPA) (F1+)(a)
5,495,000	2.78	10/06/2005	5,495,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank A.G. SPA) (F1+)(a)
4,815,000	2.79	10/06/2005	4,815,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank A.G. SPA) (F1+)(a)
5,305,000	2.79	10/06/2005	5,305,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America and Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
13,200,000	2.75	10/05/2005	13,200,000
Chicago Sales Tax Revenue VRDN P-Floats-PT-2866 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,265,000	2.79	10/06/2005	8,265,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,250,000	2.77	10/05/2005	8,250,000
Chicago Wastewater Transmission VRDN RB Merlots Series 2001 A-125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,970,000	2.77	10/05/2005	3,970,000
Chicago Water VRDN RB Second Lien Series 1999 (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
5,815,000	2.76	10/05/2005	5,815,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
95,000,000	2.74	10/05/2005	95,000,000
Cook County GO VRDN P-Floats PT 2637 Series 2005 (FGIC) (Merrill Lynch Capital Servies SPA) (A-1)(a)
5,130,000	2.79	10/06/2005	5,130,000
Cook County GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
8,795,000	2.79	10/06/2005	8,795,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
14,360,000	2.78	10/06/2005	14,360,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	2.77	10/05/2005	4,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Du Page County GO VRDN Community Unified School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
$5,210,000	2.79%	10/06/2005	$5,210,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America N.A. SPA) (VMIG1)
4,500,000	2.77	10/06/2005	4,500,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,400,000	2.77	10/06/2005	5,400,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
14,500,000	2.77	10/06/2005	14,500,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
15,460,000	2.75	10/06/2005	15,460,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 B (A-1+/VMIG1)
35,400,000	2.70	10/05/2005	35,400,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
21,500,000	2.75	10/06/2005	21,500,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 C (A-1+/VMIG1)
4,142,000	2.75	10/06/2005	4,142,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,500,000	2.77	10/05/2005	9,500,000
Illinois Health Facilities Authority VRDN RB for Little Mary Hospital Series 2001 (U.S. Bank N.A. LOC) (A-1+)
24,000,000	2.78	10/06/2005	24,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. LOC) (A-1/VMIG1)
10,000,000	2.77	10/06/2005	10,000,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
52,800,000	2.78	10/05/2005	52,800,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
40,425,000	2.78	10/05/2005	40,425,000
Illinois Health System Evanston Hospital CP Series 2005 S-A (A-1+/VMIG1)
39,200,000	2.77	10/06/2005	39,200,000
20,000,000	2.60	10/20/2005	20,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1+)(a)
14,850,000	2.79	10/06/2005	14,850,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.79	10/06/2005	5,000,000
Illinois State GO VRDN Merlots Series 2002 A49 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,925,000	2.77	10/05/2005	4,925,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$13,330,000	2.77%	10/06/2005	$13,330,000
Illinois State GO VRDN Merlots Series 2005-A (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,255,000	2.77	10/05/2005	7,255,000
Illinois State GO VRDN P-Floats-PT 096 Series 2005 (AMBAC) (BNP Paribas SPA) (F1+)(b)
5,200,000	2.95	07/20/2006	5,200,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,705,000	2.79	10/06/2005	7,705,000
Illinois State GO VRDN P-Floats-PT Series 2009 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,345,000	2.79	10/06/2005	5,345,000
Illinois State GO VRDN ROCS II-R-1007 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
11,650,000	2.79	10/06/2005	11,650,000
Illinois State GO VRDN ROCS II-R-4536 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,450,000	2.79	10/06/2005	5,450,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,935,000	2.79	10/06/2005	5,935,000
Illinois State GO VRDN Series 2005-1024 (Morgan Stanley SPA) (F1+)(a)
14,000,000	2.78	10/06/2005	14,000,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A. SPA) (A-1+)(a)
20,495,000	2.77	10/05/2005	20,495,000
Illinois State Sales Tax Revenue VRDN P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
7,900,000	2.95	07/20/2006	7,900,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005-963 (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(a)
10,800,000	2.79	10/06/2005	10,800,000
Illinois State Toll Highway Authority VRDN RB Refunding Series 1998 B (FSA) (Landesbank Hessen-Thueringen SPA) (VMIG1)
13,200,000	2.78	10/06/2005	13,200,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax P-Floats-PT 1450 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,810,000	2.79	10/06/2005	7,810,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,500,000	2.79	10/06/2005	6,500,000
Metropolitan Pier & Exposition Authority VRDN RB for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)(a)
17,500,000	2.79	10/06/2005	17,500,000
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-1)(a)
19,205,000	2.79	10/06/2005	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,940,000	2.77	10/05/2005	4,940,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1) (A-1)(a)
$14,930,000	2.79%	10/06/2005	$14,930,000
Regional Transportation Authority VRDN RB Eagle 2005-0003 Series 2005 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,500,000	2.79	10/06/2005	5,500,000
Regional Transportation Authority VRDN RB P-Floats-PT 2398 Series 2004 (FSA) (Dexia Credit Local SPA) (F1+)(a)
31,940,000	2.79	10/06/2005	31,940,000
University of Illinois VRDN RB P-Floats-PT 2621 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,895,000	2.79	10/06/2005	8,895,000
Will County GO VRDN P-Floats-PT 2542 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,330,000	2.79	10/06/2005	6,330,000

			$877,267,000

Indiana—1.6%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN Amro Bank N.V. SPA) (F1+)(a)
7,020,000	2.78	10/05/2005	7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)(a)
19,560,000	2.78	10/05/2005	19,560,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup Global Markets SPA) (A-1+)(a)
5,310,000	2.79	10/06/2005	5,310,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/VMIG1)
14,000,000	2.50	02/01/2006	14,000,000
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Credit GP-A-2 Series 2001 (A-1+/VMIG1)
9,200,000	2.72	06/01/2006	9,200,000
Indiana Highway TFA VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,160,000	2.79	10/06/2005	5,160,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A-1+)(a)
19,800,000	2.79	10/06/2005	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A-1+)(a)
12,915,000	2.79	10/06/2005	12,915,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F1+)(a)
4,350,000	2.78	10/06/2005	4,350,000
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A-1+/P-1)(a)
18,165,000	2.79	10/06/2005	18,165,000
Noblesville Multi School Building Corp. VRDN RB ROCS RR-II-R-7514 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
5,855,000	2.79	10/06/2005	5,855,000

			$121,335,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Iowa—0.3%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	2.83%	10/05/2005	$2,400,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	2.75	10/06/2005	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
9,100,000	2.83	10/05/2005	9,100,000

			$24,000,000

Kansas—0.4%
ABN-AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN Amro Bank N.V. SPA) (F1+)(a)
20,235,000	2.78	10/06/2005	20,235,000
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2 (A-1+/VMIG1) (Kansas State Pooled Money Investment Board)
10,500,000	2.75	10/05/2005	10,500,000

			$30,735,000

Kentucky—1.3%
Kentucky Asset/Liability Commission General Fund TRANS Series 2005 A (SP-1+/MIG1)
22,400,000	4.00	06/28/2006	22,614,520
Kentucky Association of Counties Advanced Revenue Program TRANS COPS Series 2005 (JP Morgan Chase & Co. LOC) (SP-1+)
49,836,000	4.00	06/30/2006	50,288,751
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Services Series 2004 C (A-1+/VMIG1)
21,400,000	2.75	10/05/2005	21,400,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,500,000	2.79	10/06/2005	2,500,000

			$96,803,271

Louisiana—0.9%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (A-1+/VMIG1)
23,050,000	2.80	10/05/2005	23,050,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1997 (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
2,400,000	2.80	10/03/2005	2,400,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (SunTrust Bank LOC) (A-1+)
3,200,000	2.82	10/03/2005	3,200,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	2.78	10/05/2005	19,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Louisiana (continued)
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
$16,600,000	2.78%	10/05/2005	$16,600,000

			$64,750,000

Maryland—0.5%
Anne Arundel County CP Series 2005 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
5,500,000	2.60	11/07/2005	5,500,000
7,000,000	2.70	12/08/2005	7,000,000
John Hopkins University Health System CP Series 2005 (SunTrust Bank SPA) (A-1+/P-1)
5,000,000	2.65	11/10/2005	5,000,000
Maryland State Department of Transportation VRDN RB P-Floats-PT 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,100,000	2.79	10/06/2005	11,100,000
Maryland State GO VRDN Series 2005-15 (BNP Paribas SPA) (A-1+)(a)
7,035,000	2.79	10/06/2005	7,035,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,930,000	2.79	10/06/2005	4,930,000

			$40,565,000

Massachusetts—4.1%
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Certificates Series 2005-12 (IXIS Muncipal Products SPA) (A-1+)(a)
6,910,000	2.78	10/06/2005	6,910,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB for Putters Series 2005-966 (PNC Bank N.A. SPA) (VMIG1)(a)
10,800,000	2.78	10/06/2005	10,800,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2005-1062 (JP Morgan Chase & Co. SPA) (A-1)(a)
12,400,000	2.78	10/06/2005	12,400,000
Massachusetts Bay Transportation Authority VRDN TRANS Merlot Series 2004 B (Wachovia Bank N.A. SPA) (A-1)(a)
8,445,000	2.76	10/05/2005	8,445,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
32,910,000	2.75	10/06/2005	32,910,000
Massachusetts Health & Educational Facilities Harvard University CP Series EE (A-1+/P-1)
14,000,000	2.68	10/13/2005	14,000,000
7,000,000	2.57	10/21/2005	7,000,000
13,000,000	2.65	11/09/2005	13,000,000
Massachusetts Port Authority VRDN RB Transportation Receipts-SGB Series 2005 59-A-1 (AMBAC) (Societe Generale LOC) (A-1+)
15,000,000	2.79	10/06/2005	15,000,000
Massachusetts State GO Refunding Series 2003 (AA/Aa2)
13,675,000	5.00	12/01/2005	13,724,168
Massachusetts State GO VRDN Floaters Series 2005-1164 (FGIC-TCRS) (Morgan Stanley SPA) (F1+)(a)
11,180,000	2.77	10/06/2005	11,180,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN Merlots Series 2002 A63 (FGIC and FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$12,730,000	2.76%	10/05/2005	$12,730,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
14,925,000	2.76	10/05/2005	14,925,000
Massachusetts State GO VRDN Merlots Series 2004 C42 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,995,000	2.76	10/05/2005	9,995,000
Massachusetts State GO VRDN Merlots Series 2004 C44 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,360,000	2.76	10/05/2005	9,360,000
Massachusetts State GO VRDN P-Floats-PT 392 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,320,000	2.70	06/08/2006	9,320,000
Massachusetts State GO VRDN Putters Series 2004-449 (AMBAC) (JP Morgan Chase & Co.) (A-1+)(a)
5,095,000	2.77	10/06/2005	5,095,000
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas SPA) (VMIG1)(a)
10,925,000	2.77	10/06/2005	10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F4 (Bank of America N.A. SPA) (A-1+/VMIG1)
13,900,000	2.75	10/06/2005	13,900,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A14 (Wachovia Bank N.A. SPA) (VMIG1)(a)
6,920,000	2.76	10/05/2005	6,920,000
Massachusetts State Health and Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 D (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,930,000	2.75	10/06/2005	9,930,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 G (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
10,740,000	2.76	10/05/2005	10,740,000
Massachusetts State School Building Authority Dedicated Sales Tax VRDN RB P-Floats-PT 3157 Series 2005 (FSA) (Depfa Bank PLC SPA) (A-1+)(a)
10,000,000	2.77	10/06/2005	10,000,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(a)
9,935,000	2.76	10/05/2005	9,935,000
Massachusetts Water Resources Authority CP Series 1999 (State Street Bank LOC) (A-1+/P-1)
23,200,000	2.70	12/07/2005	23,200,000

			$302,344,168

Michigan—3.0%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
7,900,000	2.77	10/05/2005	7,900,000
Detroit Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,500,000	2.77	10/05/2005	4,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Detroit School District GO VRDN Putters Series 2005-1092 (FSA Q-SBLF) (PNC Bank N.A. SPA) (A-1)(a)
$7,220,000	2.79%	10/06/2005	$7,220,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
18,200,000	2.78	10/05/2005	18,200,000
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(a)
5,450,000	2.78	10/06/2005	5,450,000
Jonesville Community Schools GO ROCS RR-II-R-7512 Series 2005 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,825,000	2.79	10/06/2005	5,825,000
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)(a)
17,350,000	2.95	07/20/2006	17,350,000
Michigan Municipal Bond Authority VRDN RB Stars Certificates Series 2005 BNP-141 (BNP Paribas SPA) (A-1+/VMIG1)(a)
5,000,000	2.78	10/06/2005	5,000,000
Michigan State Building Authority VRDN RB Eagle Tax-Exempt Trust Series 2001-2204 Class A (Citibank N.A. SPA) (A-1+)(a)
16,000,000	2.79	10/06/2005	16,000,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Project Series 2005 I (Depfa Bank PLC SPA) (A-1+/VMIG1)(c)
9,700,000	2.75	10/06/2005	9,700,000
Michigan State Building Authority VRDN RB ROCS RR-II-R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets SPA) (A-1+)(a)
5,190,000	2.79	10/06/2005	5,190,000
Michigan State CP Series 2004-A (Depfa Bank PLC SPA) (A-1+)
11,500,000	2.67	10/04/2005	11,500,000
55,000,000	2.20	10/05/2005	55,000,000
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)(a)
5,000,000	2.77	10/05/2005	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A-1+)(a)
30,165,000	2.79	10/06/2005	30,165,000
Michigan State University VRDN RB Series 2002 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
2,700,000	2.75	10/03/2005	2,700,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
19,200,000	2.75	10/05/2005	19,200,000

			$225,900,000

Minnesota—0.8%
Elk River Independent School District #728 GO VRDN ROCS RR-II-R 183 (FSA) (Citigroup Global Markets SPA) (VMIG1)(a)
9,175,000	2.79	10/06/2005	9,175,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,300,000	2.79	10/06/2005	3,300,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
34,270,000	2.82	10/05/2005	34,270,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)
University of Minnesota VRDN RB Series 2001 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$10,000,000	2.82%	10/05/2005	$10,000,000

			$56,745,000

Mississippi—1.3%
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
15,000,000	2.73	10/06/2005	15,000,000
Mississippi State GO VRDN Eagle Tax-Exempt Trust Series 2001-2402 Class A (Citibank N.A. SPA) (A-1+)(a)
11,000,000	2.79	10/06/2005	11,000,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
43,135,000	2.78	10/05/2005	43,135,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
15,620,000	2.77	10/05/2005	15,620,000
Mississippi State GO VRDN Series 2005-1150 (Morgan Stanley SPA) (F1+)(a)
8,000,000	2.78	10/06/2005	8,000,000

			$92,755,000

Missouri—1.4%
Kansas City IDA VRDN RB for Kansas City Downtown Arena Project Series 2005 C (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
6,300,000	2.77	10/05/2005	6,300,000
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
39,000,000	2.77	10/05/2005	39,000,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,920,000	2.78	10/06/2005	6,920,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-2 (FGIC) (Bank of New York LOC) (A-1+)
21,900,000	2.74	10/05/2005	21,900,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-5 (FGIC) (U.S. Bank N.A. SPA) (A-1+)
13,700,000	2.77	10/05/2005	13,700,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,450,000	2.76	10/05/2005	7,450,000
University of Missouri VRDN RB Series 2001 A (A-1+/VMIG1)
5,500,000	2.80	10/03/2005	5,500,000

			$100,770,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Montana—0.4%
Forsyth PCRB VRDN Refunding for Pacificorp Project Series 1988 (BNP Paribas LOC) (A-1+/P-1)
$4,950,000	2.70%	10/03/2005	$4,950,000
Montana Facilities Finance Authority VRDN RB Refunding for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
26,210,000	2.76	10/05/2005	26,210,000

			$31,160,000

Nebraska(a)—0.3%
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merril Lynch Capital Services SPA) (A-1)
6,665,000	2.79	10/06/2005	6,665,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA) (A-1+)
5,995,000	2.79	10/06/2005	5,995,000
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,115,000	2.78	10/06/2005	10,115,000

			$22,775,000

Nevada—2.5%
Clark County Airport VRDN RB Sub Lien Series 2001 C (FGIC) (Landesbank Baden-Wurttemburg SPA) (A-1+/VMIG1)
26,700,000	2.74	10/05/2005	26,700,000
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
20,000,000	2.76	10/05/2005	20,000,000
Clark County CP Series 2003 (BNP Paribas and Bayersiche Landesbank SPA) (A-1+/P-1)
12,000,000	2.55	10/06/2005	12,000,000
4,300,000	2.70	10/06/2005	4,300,000
7,000,000	2.60	10/13/2005	7,000,000
12,700,000	2.55	10/14/2005	12,700,000
11,800,000	2.60	11/08/2005	11,800,000
Clark County School District GO VRDN P-Floats-PT 2406 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,915,000	2.79	10/06/2005	5,915,000
Clark County School District GO VRDN P-Floats-PT 2557 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
10,320,000	2.79	10/06/2005	10,320,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
1,000,000	2.79	10/06/2005	1,000,000
Clark County VRDN RB Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank N.A. SPA) (A-1+) (a)
8,345,000	2.79	10/06/2005	8,345,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank PLC SPA) (A-1+/P-1)
33,000,000	2.50	10/03/2005	33,000,000
19,500,000	2.52	10/11/2005	19,500,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
$11,060,000	2.79%	10/06/2005	$11,060,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(a)
5,755,000	2.79	10/06/2005	5,755,000

			$189,395,000

New Hampshire—0.3%
Manchester School Facilities VRDN RB P-Floats-PT 1939 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,410,000	2.79	10/06/2005	5,410,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Company SPA) (A-1+/VMIG1)
19,000,000	2.75	10/06/2005	19,000,000

			$24,410,000

New Jersey—2.6%
New Jersey Economic Development Authority P-Float-PT 2847 Series 2005 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
13,520,000	2.78	10/06/2005	13,520,000
New Jersey Economic Development Authority P-Floats-PT-2805 Series 2005 (AMBAC and FGIC) (Dexia Credit Local SPA) (F1+)(a)
29,460,000	2.78	10/06/2005	29,460,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
14,630,000	2.76	10/05/2005	14,630,000
New Jersey State Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
12,825,000	2.76	10/05/2005	12,825,000
New Jersey State TRANS Series 2005 A (SP-1+/MIG1)
44,000,000	4.00	06/23/2006	44,366,297
New Jersey State Transportation Trust Fund Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-0001 Class 2005 A (MBIA and FGIC) (Citibank N.A. SPA) (A-1+)(a)
16,000,000	2.79	10/06/2005	16,000,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2491 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
18,550,000	2.78	10/06/2005	18,550,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+)(a)
21,500,000	2.78	10/06/2005	21,500,000
New Jersey State Turnpike Authority VRDN RB Series 2005-5 (FSA) (A-1)(a)
13,005,000	2.78	10/06/2005	13,005,000
New Jersey Transportation Trust Fund Authority VRDN RB Stars Certificates Series 2005-116 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
7,880,000	2.78	10/06/2005	7,880,000

			$191,736,297

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico—0.6%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
$8,235,000	2.75%	10/05/2005	$8,235,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
11,700,000	2.76	10/03/2005	11,700,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 B (Barclays Bank PLC LOC) (A-1+/P-1)
4,100,000	2.80	10/03/2005	4,100,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
11,415,000	2.79	10/06/2005	11,415,000
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,210,000	2.79	10/06/2005	5,210,000

			$40,660,000

New York—4.5%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
29,745,000	2.76	10/06/2005	29,745,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
10,800,000	2.76	10/05/2005	10,800,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
11,135,000	2.76	10/05/2005	11,135,000
New York City GO VRDN ROCS RR-II-R 251A Series 2003 (Citigroup Global Markets LOC) (Citibank N.A. SPA) (VMIG1)(a)
18,000,000	2.82	10/06/2005	18,000,000
New York City GO VRDN Subseries 2005 F-3 (Royal Bank of Scotland SPA) (A-1+/VMIG1)
15,000,000	2.78	10/06/2005	15,000,000
New York City Housing Development Corp. VRDN MF Hsg. RB Mortgage for 90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
16,400,000	2.77	10/05/2005	16,400,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
36,200,000	2.78	12/22/2005	36,200,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+)(a)
6,500,000	2.78	10/06/2005	6,500,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
19,700,000	2.72	10/03/2005	19,700,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(a)
12,640,000	2.76	10/05/2005	12,640,000
New York State Dormitory Authority VRDN RB Merlots Series 2005 A06 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,330,000	2.76	10/06/2005	5,330,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley LOC) (F1+)(a)
$12,790,000	2.76%	10/06/2005	$12,790,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
12,800,000	2.75	10/05/2005	12,800,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
43,800,000	2.76	10/05/2005	43,800,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
24,180,000	2.73	10/05/2005	24,180,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
5,850,000	2.76	10/05/2005	5,850,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Bank, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A-1/P-1)

28,500,000	2.75	12/07/2005	28,500,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(a)
12,900,000	2.78	10/06/2005	12,900,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)(a)
11,555,000	2.76	10/05/2005	11,555,000

			$333,825,000

North Carolina—4.8%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)
5,890,000	2.77	10/06/2005	5,890,000
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(a)
5,310,000	2.79	10/06/2005	5,310,000
Charlotte Water & Sewer CP Series 2005 (Wachovia Bank N.A. SPA) (A-1/P-1)
11,700,000	2.20	10/14/2005	11,700,000
7,300,000	2.90	02/14/2006	7,300,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
14,320,000	2.75	10/06/2005	14,320,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
27,000,000	2.75	10/06/2005	27,000,000
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 A1/A2 (A-1+/P-1)
12,928,000	2.70	12/08/2005	12,928,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	2.79	10/06/2005	15,600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina Medical Care Community Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$22,500,000	2.75%	10/05/2005	$22,500,000
North Carolina State GO VRDN Eagle Tax-Exempt Trust 2005-0021 Class A (Citibank N.A. SPA) (A-1+)(a)
30,000,000	2.79	10/06/2005	30,000,000
North Carolina State GO VRDN P-Floats-PT 1246 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,500,000	2.78	10/06/2005	7,500,000
North Carolina State GO VRDN P-Floats-PT 1962 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,950,000	2.79	10/06/2005	5,950,000
North Carolina State GO VRDN P-Floats-PT 2115 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,400,000	2.79	10/06/2005	5,400,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
15,645,000	2.79	10/06/2005	15,645,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,555,000	2.79	10/06/2005	8,555,000
North Carolina State GO VRDN Series 2005-1 Class A (IXIS Municipal Products SPA) (A-1+)(a)
9,950,000	2.78	10/06/2005	9,950,000
North Carolina State University at Raleigh VRDN RB P-Floats-PT 2527 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,105,000	2.79	10/06/2005	5,105,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
18,800,000	2.74	10/05/2005	18,800,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
13,100,000	2.74	10/05/2005	13,100,000
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
49,980,000	2.75	10/06/2005	49,980,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
17,650,000	2.75	10/03/2005	17,650,000
Wake County GO VRDN Certificates Series 20059 Class A (IXIS Municipal Products SPA) (A-1+)(a)
5,000,000	2.79	10/06/2005	5,000,000
Wake County GO VRDN for Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
7,500,000	4.00	04/01/2006	7,547,905
Wake County GO VRDN Series 2004 A (Landesbank Hessen-Thueringen Gironzen SPA) (A-1+/VMIG1)
10,000,000	4.00	04/01/2006	10,063,874
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen Gironzen SPA) (A-1+/VMIG1)
17,000,000	4.00	04/01/2006	17,108,585

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$5,165,000	2.75%	10/06/2005	$5,165,000

			$355,068,364

Ohio—2.0%
Columbus GO VRDN for Public Improvements Series 2005-2 Class A (IXIS Municipal Products SPA) (A-1+)(a)
5,130,000	2.78	10/06/2005	5,130,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co. and Bayerische Landesbank SPA) (A-1+/VMIG1)
49,550,000	2.75	10/06/2005	49,550,000
Franklin County VRDN RB for Trinity Health Credit Series 2004 C-2 (FGIC) (JP Morgan Chase & Co. and U.S. Bank National SPA) (A-1+/VMIG1)
5,100,000	2.75	10/05/2005	5,100,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
11,175,000	2.78	10/06/2005	11,175,000
Ohio State GO VRDN P-Floats-PT 2684 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,625,000	2.78	10/06/2005	6,625,000
Ohio State GO VRDN Series 2002-603 (FSA) (Morgan Stanley SPA) (A-1)(a)
5,000,000	2.77	10/06/2005	5,000,000
Ohio State GO VRDN Series 2005 A (A-1+/VMIG1)
17,000,000	2.75	10/05/2005	17,000,000
Ohio State GO VRDN Series 2005 B (A-1+/VMIG1)
22,750,000	2.74	10/05/2005	22,750,000
Ohio State GO VRDN Series 2005-1180 (VMIG1)(a)
8,720,000	2.78	10/06/2005	8,720,000
Ohio State PCRB VRDN Refunding for Sohio Air Project Series 1995 (A-1+/P-1)
4,500,000	2.80	10/03/2005	4,500,000
Ohio State University CP Series 2003 E (A-1+/P-1)
15,000,000	2.62	11/10/2005	15,000,000

			$150,550,000

Oklahoma—0.6%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
47,760,000	2.78	10/06/2005	47,760,000

Oregon—1.1%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
5,000,000	2.75	10/05/2005	5,000,000
Oregon State GO VRDN Series 1985 73-E (JP Morgan Chase & Co. SPA) (A-1+)
19,725,000	2.75	10/05/2005	19,725,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
49,300,000	2.75	10/05/2005	49,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon (continued)
Portland Sewer System VRDN RB for Putters Series 2005-955 (FSA) (PNC Bank National SPA.) (VMIG1)(a)
$5,890,000	2.79%	10/06/2005	$5,890,000

			$79,915,000

Pennsylvania—4.4%
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
15,800,000	2.75	10/05/2005	15,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC) (A-1+/VMIG1)
11,200,000	2.75	10/05/2005	11,200,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (National Australia Bank LOC) (A-1+/VMIG1)
15,350,000	2.75	10/05/2005	15,350,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/VMIG1)
25,540,000	2.75	10/05/2005	25,540,000
Geisinger Authority Health Systems VRDN RB Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	2.81	10/03/2005	5,000,000
Geisinger Authority Health Systems VRDN RB Series 2005 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,700,000	2.81	10/03/2005	7,700,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 1999 (AMBAC) (PNC Bank SPA) (A-1/VMIG1)
3,325,000	2.75	10/05/2005	3,325,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project Series 2005 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
11,525,000	2.75	10/05/2005	11,525,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
27,365,000	2.75	10/05/2005	27,365,000
Pennsylvania Economic Development Finance Authority Health System VRDN RB for Jefferson Health System Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,725,000	2.75	10/05/2005	7,725,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
56,920,000	2.76	10/06/2005	56,920,000
Pennsylvania State GO VRDN Putters Series 2005-939 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
7,005,000	2.79	10/06/2005	7,005,000
Pennsylvania Turnpike Commission VRDN RB Refunding Series 2005 C (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
15,000,000	2.75	10/06/2005	15,000,000
Pennsylvania Turnpike Commission VRDN RB Refunding Series 2005 D (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
8,000,000	2.75	10/06/2005	8,000,000
Pennsylvania Turnpike Commission VRDN RB Series 1998 Q (Bayerische Landesbank, Landesbank-Baden Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
7,600,000	2.78	10/03/2005	7,600,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$28,850,000	2.76%	10/05/2005	$28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
25,715,000	2.75	10/06/2005	25,715,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2003 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
12,200,000	2.81	10/03/2005	12,200,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Series 2005 A (Fleet National Bank SPA) (A-1+/VMIG1)
3,000,000	2.81	10/03/2005	3,000,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
35,400,000	2.78	10/05/2005	35,400,000

			$330,220,000

Rhode Island(a)—0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
5,150,000	2.79	10/06/2005	5,150,000

South Carolina—1.4%
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
9,000,000	2.77	10/06/2005	9,000,000
Greenville Hospital System Facilities VRDN RB Series 2005 A (AMBAC) (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
21,500,000	2.74	10/06/2005	21,500,000
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	2.79	10/06/2005	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
10,000,000	2.79	10/06/2005	10,000,000
South Carolina Public Service Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(a)
9,867,500	2.77	10/05/2005	9,867,500
South Carolina Public Service Authority VRDN RB P-Floats-PT 1877 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,935,000	2.79	10/06/2005	5,935,000
South Carolina Public Service Authority VRDN RB ROCS RR-II-R 6007 (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,555,000	2.79	10/06/2005	4,555,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
13,610,000	2.77	10/06/2005	13,610,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina (continued)
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$12,810,000	2.79%	10/06/2005	$12,810,000
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (a)
7,000,000	2.79	10/06/2005	7,000,000
University of South Carolina VRDN RB P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,735,000	2.79	10/06/2005	5,735,000

			$105,012,500

Tennessee—2.9%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
22,400,000	2.78	10/05/2005	22,400,000
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
5,600,000	2.78	10/06/2005	5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
10,750,000	2.60	10/07/2005	10,750,000
10,000,000	2.72	10/11/2005	10,000,000
18,500,000	2.55	11/09/2005	18,500,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+)(a)
5,755,000	2.79	10/06/2005	5,755,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
5,639,000	2.78	10/06/2005	5,639,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Ascension Health Credit Series 2001 B-2 (A-1+/VMIG1)
6,500,000	2.30	01/04/2006	6,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
31,500,000	2.75	10/06/2005	31,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
28,225,000	2.75	10/06/2005	28,225,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
10,000,000	2.60	11/14/2005	10,000,000
7,000,000	2.90	01/27/2006	7,000,000
11,000,000	2.85	03/07/2006	11,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
23,665,000	2.77	10/06/2005	23,665,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (Citibank N.A. SPA)(a)
$17,000,000	2.79%	10/06/2005	$17,000,000

			$213,534,000

Texas—15.0%
Alamo Heights Independent School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
9,090,000	2.79	10/06/2005	9,090,000
Boerne Independent School District Putters Series 2005-1006 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
5,775,000	2.79	10/06/2005	5,775,000
City of Houston CP Series 2005 D (Bank of America N.A. SPA) (A-1+/P-1)
14,400,000	2.57	10/21/2005	14,400,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
24,000,000	2.55	10/13/2005	24,000,000
11,500,000	2.70	10/21/2005	11,500,000
12,000,000	2.57	10/24/2005	12,000,000
11,000,000	2.75	12/08/2005	11,000,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank A.G. SPA) (A-1+)(a)
4,810,000	2.79	10/06/2005	4,810,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
9,800,000	2.79	10/05/2005	9,800,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2511 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,160,000	2.79	10/05/2005	5,160,000
Cypress Fairbanks Independent School District VRDN RB Merlots Series 2004 C-16 (PSF-GTD) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,495,000	2.77	10/05/2005	4,495,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
9,500,000	2.65	10/05/2005	9,500,000
Dallas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,415,000	2.79	10/06/2005	5,415,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch Capital Services SPA ) (F1+)(a)
8,550,000	2.78	10/06/2005	8,550,000
Dallas County GO VRDN P-Floats-PT 2764 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,370,000	2.79	10/06/2005	9,370,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,900,000	2.79	10/06/2005	8,900,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(a)
8,220,000	2.79	10/06/2005	8,220,000
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
6,155,000	2.79	10/06/2005	6,155,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,615,000	2.79%	10/06/2005	$5,615,000
El Paso Water & Sewer VRDN RB ROCS II-R-2163 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
6,205,000	2.79	10/06/2005	6,205,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(a)
8,395,000	2.79	10/06/2005	8,395,000
Garland GO CP Series 2002 (Depfa Bank PLC SPA) (A-1+)
8,000,000	2.60	10/18/2005	8,000,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
5,605,000	2.79	10/06/2005	5,605,000
Harris County GO TANS Series 2005 (SP-1+/MIG1)
63,000,000	3.75	02/28/2006	63,266,413
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (JP Morgan Chase & Co., Bayerische Landesbank, Bank of America N.A., Northern Trust Company and St. Luke’s Episcopal SPA) (A-1+)

3,000,000	2.81	10/03/2005	3,000,000
Harris County Health Facilities Development VRDN RB Refunding for The Methodist Health System Series 2005 B (A-1+)
129,140,000	2.81	10/03/2005	129,140,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+)(a)
11,960,000	2.79	10/06/2005	11,960,000
Harris County Toll Road CP Series 2005 E01 (Dexia Credit Local SPA) (A-1/P-1)
10,635,000	2.60	10/12/2005	10,635,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC) (A-1+/P-1)
16,000,000	2.55	10/06/2005	16,000,000
Houston Community College GO VRDN ROCS II-R-2084 Series 2004 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(a)
2,750,000	2.79	10/06/2005	2,750,000
Houston GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
15,940,000	2.79	10/06/2005	15,940,000
Houston GO VRDN ROCS II-R-1048 (Citigroup Global Markets SPA) (VMIG1)(a)
10,230,000	2.79	10/06/2005	10,230,000
Houston GO VRDN ROCS II-R-4062 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
5,305,000	2.79	10/06/2005	5,305,000
Houston Independent School District GO VRDN P-Floats-PT 2824 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
16,610,000	2.79	10/06/2005	16,610,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
4,000,000	2.79	10/06/2005	4,000,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
7,900,000	2.79	10/06/2005	7,900,000
Houston Utilities System VRDN RB Merlots Series 2004 C-13 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,685,000	2.77	10/05/2005	7,685,000
Houston Utilities System VRDN RB Merlots Series 2004 C-17 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,995,000	2.77	10/05/2005	8,995,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Houston Utilities System VRDN RB Merlots Series 2004 C-37 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$9,175,000	2.77%	10/05/2005	$9,175,000
Houston Utilities System VRDN RB Putters Series 2005-1076 (MBIA) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	2.79	10/06/2005	4,995,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,680,000	2.77	10/05/2005	4,680,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
31,500,000	2.55	10/11/2005	31,500,000
7,500,000	2.60	10/13/2005	7,500,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,360,000	2.79	10/06/2005	6,360,000
Keller Independent School District GO VRDN P-Floats-PT 3034 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,565,000	2.79	10/06/2005	6,565,000
Lower Colorado River Authority VRDN RB P-Floats-PT 2270 Series 2004 (AMBAC and FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
16,315,000	2.79	10/06/2005	16,315,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,200,000	2.79	10/06/2005	5,200,000
Mansfield Independent School District GO VRDN ROCS RR-II-R 2172 Series 2005 (PSF-GTD) (Citigroup Global Markets SPA) (VMIG1)(a)
5,640,000	2.79	10/06/2005	5,640,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(a)
8,975,000	2.79	10/06/2005	8,975,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	2.78	10/06/2005	4,017,500
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,460,000	2.79	10/06/2005	6,460,000
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
3,984,000	2.78	10/06/2005	3,984,000
Round Rock Independent School District GO VRDN Eagle Series 2005-0064 Class A (PSF-GTD) (Citibank N.A. SPA) (A-1+)(a)
7,000,000	2.79	10/06/2005	7,000,000
Round Rock Independent School District GO VRDN P-Floats-PT 2859 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,425,000	2.79	10/06/2005	5,425,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A. and State Street Bank SPA) (A-1+/P-1)
29,400,000	2.80	01/19/2006	29,400,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)(a)
$19,170,000	2.79%	10/06/2005	$19,170,000
San Antonio Electric & Gas VRDN RB Certificates Series 2005-112 (BNP Paribas LOC) (VMIG1)(a)
7,000,000	2.79	10/06/2005	7,000,000
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,120,000	2.79	10/06/2005	11,120,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,040,000	2.79	10/06/2005	11,040,000
San Antonio GO VRDN Stars Certificates Series 2005-117 (BNP Paribas SPA) (VMIG1)(a)
11,785,000	2.79	10/06/2005	11,785,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	2.77	10/05/2005	17,420,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
24,500,000	2.60	10/04/2005	24,500,000
11,000,000	2.65	10/26/2005	11,000,000
19,000,000	2.65	11/09/2005	19,000,000
5,000,000	2.55	11/10/2005	5,000,000
San Antonio Water System VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
5,375,000	2.79	10/06/2005	5,375,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,535,000	2.79	10/06/2005	6,535,000
Texas A & M University VRDN RB P-Floats-PT 2926 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,175,000	2.79	10/06/2005	9,175,000
Texas Public Finance Authority CP Series 2002 (A-1+/P-1)
7,800,000	2.45	10/12/2005	7,800,000
5,900,000	2.60	10/13/2005	5,900,000
10,000,000	2.62	10/13/2005	10,000,000
4,800,000	2.52	10/14/2005	4,800,000
4,535,000	2.70	10/21/2005	4,535,000
Texas Public Finance Authority CP Series 2003 C (A-1+)
5,000,000	2.52	10/11/2005	5,000,000
5,600,000	2.75	12/07/2005	5,600,000
Texas State GO TRANS Series 2005 (SP-1+/MIG1)
109,200,000	4.50	08/31/2006	110,652,757
Texas State GO VRDN Municipal Securties Trust Receipts SGB 58 Series 2005 A (Societe Generale SPA) (A-1+)(a)
5,800,000	2.79	10/06/2005	5,800,000
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
6,735,000	2.79	10/06/2005	6,735,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
8,470,000	2.79	10/06/2005	8,470,000
Texas State GO VRDN P-Floats-PT 2871 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,890,000	2.79	10/06/2005	10,890,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
$8,000,000	2.79%	10/06/2005	$8,000,000
Texas State GO VRDN Spears Series 2005 DB-154 (Deutsche Bank AG SPA) (F1+)(a)(c)
15,770,000	2.79	10/06/2005	15,770,000
Texas State University System Financing VRDN RB P-Floats-PT 2441 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,225,000	2.79	10/06/2005	5,225,000
Texas Tech University VRDN RB ROCS RR-II-R 2195 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
6,860,000	2.79	10/06/2005	6,860,000
University of Texas CP Series 2005 (A-1+/P-1)
5,000,000	2.62	10/11/2005	5,000,000
18,874,000	2.54	10/12/2005	18,874,000
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)(a)
6,690,000	2.79	10/06/2005	6,690,000
West Calhoun County Development Corp. VRDN RB for Sohio Chemical Corp. (A-1+)
10,300,000	2.81	10/03/2005	10,300,000
West University Place GO VRDN Spears Series 2005 DB-151 (FGIC) (Deutche Bank A.G. SPA) (A-1+)(a)
10,375,000	2.79	10/06/2005	10,375,000
Williamson County GO VRDN Stars Certificates Series 2005-114 (MBIA) (BNP Paribas SPA) (VMIG1)(a)
6,660,000	2.79	10/06/2005	6,660,000

			$1,116,624,670

Utah—4.4%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,410,000	2.75	10/05/2005	27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,185,000	2.75	10/05/2005	14,185,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,775,000	2.75	10/05/2005	14,775,000
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
32,400,000	2.75	10/05/2005	32,400,000
Central Water Conservancy District GO VRDN Series 2004 B (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
10,000,000	2.75	10/05/2005	10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
35,500,000	2.76	10/06/2005	35,500,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
37,700,000	2.76	10/06/2005	37,700,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
4,200,000	2.81	10/03/2005	4,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Salt Lake County Pollution Control VRDN RB for Service Station Holdings Series 1994 PJ-B (A-1+/P-1)
$14,000,000	2.80%	10/03/2005	$14,000,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,005,000	2.79	10/06/2005	8,005,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
39,500,000	2.75	10/06/2005	39,500,000
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC) (A-1+)(a)
14,715,000	2.95	07/20/2006	14,715,000
Utah Transit Authority Sales Tax Revenue VRDN RB P-Floats-PT 3087 Series 2005 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
7,315,000	2.79	10/06/2005	7,315,000
Utah Transit Authority Sales Tax VRDN RB for Tender Option Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
29,100,000	2.78	10/06/2005	29,100,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,400,000	2.80	10/05/2005	8,400,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
6,000,000	2.80	10/05/2005	6,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,170,000	2.80	10/05/2005	8,170,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	2.80	10/05/2005	10,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
6,600,000	2.81	10/03/2005	6,600,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,500,000	2.81	10/03/2005	2,500,000

			$330,475,000

Virginia—0.9%
Fairfax County GO Refunding for Public Improvements Series 2004 B (AAA/Aaa)
7,000,000	6.00	10/01/2005	7,001,505
Fairfax County IDA VRDN RB for Inova Health Systems Project PJ Series 2005 A-1 (A-1+/VMIG1)
16,600,000	2.74	10/05/2005	16,600,000
Fairfax County IDA VRDN RB for Inova Health Systems Project Series 2005 A-2 (A-1+/VMIG1)
8,500,000	2.74	10/05/2005	8,500,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 C (A-1+/VMIG1)
11,095,000	2.95	10/03/2005	11,095,000
Roanoke IDA VRDN RB for Carilion Health System Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
4,650,000	2.81	10/03/2005	4,650,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia (continued)
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (SunTrust Bank SPA) (VMIG1)
$3,000,000	2.75%	10/05/2005	$3,000,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	2.75	10/05/2005	12,000,000
Virginia Transportation Board RB for Federal Highway Reimbursement Anticipation Notes Series 2000 (AA/Aa2)
5,325,000	5.50	10/01/2005	5,326,000

			$68,172,505

Washington—5.1%
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,730,000	2.77	10/05/2005	8,730,000
Energy Northwest Electric VRDN RB Refunding for Project No. 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
9,000,000	2.76	10/05/2005	9,000,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
8,810,000	2.79	10/06/2005	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,190,000	2.79	10/06/2005	5,190,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,525,000	2.79	10/06/2005	9,525,000
King County School District No. 401 Highline Public Schools GO VRDN P-Floats-PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
11,095,000	2.79	10/06/2005	11,095,000
King County Sewer VRDN RB Bruts Series 2000 E (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,525,000	2.77	10/05/2005	9,525,000
King County Sewer VRDN RB Eagle Tax-Exempt Trust Series 2005-0019 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
10,890,000	2.79	10/06/2005	10,890,000
King County Sewer VRDN RB Merlots Series 2004 C 30 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,530,000	2.77	10/05/2005	7,530,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA) (A-1/P-1)
13,000,000	2.75	10/14/2005	13,000,000
20,000,000	2.62	10/19/2005	20,000,000
18,000,000	2.65	10/26/2005	18,000,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(a)
20,356,500	2.78	10/06/2005	20,356,500
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
12,530,000	2.79	10/06/2005	12,530,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$13,865,000	2.77%	10/05/2005	$13,865,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	2.79	10/06/2005	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
10,325,000	2.79	10/06/2005	10,325,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,915,000	2.79	10/06/2005	6,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+)(a)
8,525,000	2.79	10/06/2005	8,525,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA) (A-1+)(a)
6,500,000	2.79	10/06/2005	6,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
10,060,000	2.79	10/06/2005	10,060,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
10,000,000	2.78	10/06/2005	10,000,000
Washington State GO VRDN for Merlots Series 2002 A65 (Wachovia Bank N.A. SPA) (VMIG1)(a)
7,565,000	2.77	10/06/2005	7,565,000
Washington State GO VRDN Merlots Series 2002 A-57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
20,415,000	2.77	10/05/2005	20,415,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
18,190,000	2.77	10/06/2005	18,190,000
Washington State GO VRDN Merlots Series 2004 A-07 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,720,000	2.77	10/06/2005	5,720,000
Washington State GO VRDN Merlots Series 2004 B 22 (FSA) (Wachovia Bank N.A. SPA) (A-1)(a)
4,985,000	2.77	10/05/2005	4,985,000
Washington State GO VRDN Merlots Series 2004 C10 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
8,405,000	2.77	10/06/2005	8,405,000
Washington State GO VRDN P-Floats-PT 1111 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,490,000	2.80	10/06/2005	2,490,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,940,000	2.79	10/06/2005	8,940,000
Washington State GO VRDN P-Floats-PT 2308 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,870,000	2.79	10/06/2005	5,870,000
Washington State GO VRDN P-Floats-PT 2560 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,600,000	2.79	10/06/2005	8,600,000

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN P-Floats-PT 2600 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
$6,515,000	2.79%	10/06/2005	$6,515,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Depfa Bank PLC SPA) (A-1+)(a)
19,865,000	2.79	10/06/2005	19,865,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
22,000,000	2.76	10/06/2005	22,000,000

			$381,931,500

West Virginia—0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 2005 (A-1+/P-1)
9,000,000	2.81	10/03/2005	9,000,000

Wisconsin—2.5%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 1994-4905 Class A (Citibank N.A. SPA) (A-1+)(a)
10,300,000	2.79	10/03/2005	10,300,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
11,650,000	2.78	10/06/2005	11,650,000
Wisconsin State GO VRDN P-Floats PT 2686 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
9,995,000	2.79	10/06/2005	9,995,000
Wisconsin State GO VRDN P-Floats-PT 1507 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,815,000	2.79	10/06/2005	5,815,000
Wisconsin State GO VRDN P-Floats-PT 2213 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
29,960,000	2.79	10/06/2005	29,960,000
Wisconsin State GO VRDN P-Floats-PT 2526 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,195,000	2.79	10/06/2005	8,195,000
Wisconsin State GO VRDN Series 2004-901 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
6,000,000	2.78	10/06/2005	6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health Series 2005 C (AMBAC) (Morgan Stanley SPA) (A-1)
8,500,000	2.74	10/06/2005	8,500,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
78,990,000	2.79	10/06/2005	78,990,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(a)
7,615,000	2.79	10/06/2005	7,615,000
Wisconsin State Transportation VRDN RB ROCS-RR-II-R 1070 Series 2005 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
8,980,000	2.79	10/06/2005	8,980,000

			$186,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wyoming—0.1%
Converse County PCRB VRDN for Pacificorp Projects Series 1994 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1/VMIG1)
$4,690,000	2.81%	10/03/2005	$4,690,000
Sweetwater County PCRB Refunding for Pacificorp Project Series 1988 B (Barclays Bank PLC LOC) (A-1+/P-1)
4,925,000	3.02	10/03/2005	4,925,000

			$9,615,000

TOTAL INVESTMENTS—99.6%			$7,424,580,589

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2005, these securities amounted to $2,810,211,500 or approximately 38.8% of net assets.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2005, these securities amounted to $13,100,000 or approximately 0.2% of net assets.

(c) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s / Moody’s Investor Service / Fitch. A description of the ratings is available in the Fund’s Statement of Additional Investment Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Industrial Bond Certificate

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments (continued)

September 30, 2005 (Unaudited)

IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TCRS	—	Transferable Custodial Receipts
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Statement of Investments

September 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Other information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Act”), were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.